Shareholder Report, Average Annual Return (Details) 190070_Innovator IBD 50 ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator IBD® 50 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator IBD 50 ETF NAV
Average Annual Return, Percent	53.62%	3.39%	6.35%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	14.64%
IBD 50 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IBD 50 Total Return Index
Average Annual Return, Percent	54.26%	4.13%	7.05% [1]

[1]
**	Since Inception return is 3.42% from the date the Fund began tracking the IBD® 50 Total Return Index, November 20, 2017.